Customer Rewards Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Customer Rewards Liability [Abstract]
Schedule of Customer Rewards Liability

A reconciliation, in the aggregate, of beginning and ending balances of the Company’s customer rewards liability as of the dates shown is as follows:

Customer Rewards Liability
Balance at January 1, 2025	$8,569,651
Rewards earned by customers	1,464,921
Reward fulfillments(1)	(1,489,430)
Expired rewards	(146,492)
Remeasurement (gain) loss on customer rewards liability	970,648
Balance at June 30, 2025	$9,369,298
Rewards earned by customers	1,185,157
Reward fulfillments(1)	(1,793,929)
Expired rewards	(118,516)
Remeasurement (gain) loss on customer rewards liability	(1,769,141)
Balance at December 31, 2025	$6,872,869
Rewards earned by customers	837,253
Reward fulfillments(1)	(869,038)
Expired rewards	(83,725)
Remeasurement (gain) loss on customer rewards liability	(2,253,069)
Balance at June 30, 2026	$4,504,290

(1)      Rewards fulfillments represent amounts that were distributed to customers to fulfill customer rewards obligations.

A reconciliation, in the aggregate, of beginning and ending balances of the Company’s customer rewards liability as of the dates shown is as follows:

Customer Rewards Liability
Balance at January 1, 2024	$5,333,384
Rewards earned by customers	2,168,475
Reward fulfilments(1)	(3,948,545)
Expired rewards	(203,438)
Remeasurement (gain) loss on customer rewards liability	5,219,775
Balance at December 31, 2024	$8,569,651
Customer Rewards Liability
Rewards earned by customers	2,650,078
Reward fulfilments(1)	(3,283,359)
Expired rewards	(265,008)
Remeasurement (gain) loss on customer rewards liability	(798,493)
Balance at December 31, 2025	$6,872,869

(1)      Rewards fulfilments represent amounts that were distributed to customers to fulfill customer rewards obligations.